Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial Position at:
Current assets	$ 8,151,121	$ 4,202,662
Non-current assets	121,071	158,938
Total assets	8,272,192	4,361,600
Current liabilities	2,834,470	1,087,738
Non-current liabilities
Total liabilities	2,834,470	1,087,738
Net assets	5,437,722	3,273,862
Results of Operations:
Revenues	4,271,966	3,590,217	$ 1,662,406,000
Operating expenses	1,995,178	1,404,402	935,788,000
Other income (expenses) net	(275,665)	(163,151)	(139,045,000)
Earnings before tax	2,221,646	2,348,966	865,663,000
Tax expenses (benefits)	633,614	464,327	164,817,000
Net income	$ 1,918,839	$ 1,884,639	$ 700,846,000